Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-40715
Entity Registrant Name	PETVIVO HOLDINGS, INC.
Entity Central Index Key	0001512922
Entity Tax Identification Number	99-0363559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5151 Edina Industrial Blvd.
Entity Address, Address Line Two	Suite 575
Entity Address, City or Town	Edina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55439
City Area Code	(952)
Local Phone Number	405-6216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PETV
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false